COMMITMENTS AND CONTINGENCIES (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
COMMITMENTS AND CONTINGENCIES
Schedule of future minimum rental payments for operating leases

Amount
2021	$316,600
2022	546,700
2023	551,100
2024	461,200
Total	$1,875,600
As of December 31, 2020, future minimum commitments under the facility lease agreement are as follows:

Amount
2021	$265,200
2022	269,700
2023	274,200
2024	230,400
Total	$1,039,500